Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Balance Sheet Date
42. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 31 December 2020 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements, except as follows:
Proposed transfer of the Corporate & Investment Banking (CIB) business to the London Branch of Banco Santander SA (SLB)
As part of our drive for continuous improvement in customer experience and following a review of the way we operate the CIB business in the UK, we intend to conduct substantially all of this business from SLB beginning later in 2021. To undertake this change, and subject to court approval, we are proposing to transfer substantially all of the CIB business to SLB in H2 2021 by way of a banking business transfer scheme under Part VII of the Financial Services and Markets Act 2000.
Although this decision was made prior to 31 December 2020, the transfer, which is subject to court approval, is proposed to take effect in H2 2021. We will continue to engage with regulators in relation to the proposed transfer.